Financial Liabilities at FVTPL	12 Months Ended
Dec. 31, 2019
Financial liabilities at fair value through profit or loss [Abstract]
Financial Liabilities at FVTPL

20. FINANCIAL LIABILITIES AT FVTPL

(1)	Financial liabilities at FVTPL are as follows (Unit: Korean Won in millions):

	December 31, 2018	December 31, 2019
Financial instruments at fair value through profit or loss mandatorily measured at fair value	2,117,919	2,870,676
Financial liabilities at fair value through profit or loss designated as upon initial recognition	164,767	87,626

Total	2,282,686	2,958,302

(2)	Financial liabilities at fair value through profit or loss mandatorily measured at fair value are as follows (Unit: Korean Won in millions):

	December 31, 2018	December 31, 2019
Deposits
Gold banking liabilities	27,058	27,530
Derivative liabilities	2,090,861	2,843,146

Total	2,117,919	2,870,676

(3)	Financial liabilities at fair value through profit or loss designated as upon initial recognition as of December 31, 2018 and 2019 are as follows (Unit: Korean Won in millions):

	December 31, 2018	December 31, 2019
Equity-linked securities
Equity-linked securities in short position	164,767	87,626

Financial liabilities at fair value through profit or loss designated as upon initial recognition are designated in order to eliminate or significantly reduce accounting mismatch arising from recognition or measurement.

(4)	There are no accumulated changes in credit risk adjustments to financial liabilities at fair value through profit or loss designated as upon initial recognition.

The adjustment to reflect Group’s credit risk is considered in measuring the fair value of equity-linked securities index. The Group’s credit risk is determined by adjusting credit spread observed in credit rating of Group.

(5)

The difference between carrying amount and maturity amount of financial liabilities at fair value through profit or loss designated as upon initial recognition (Financial liabilities designated as at FVTPL) are as follows (Unit: Korean Won in millions):

	December 31, 2018	December 31, 2019
Carrying amount	164,767	87,626
Nominal amount at maturity	217,280	97,503

Difference	(52,513)	(9,877)

(6)	Changes in equity in relation to financial liabilities at fair value through profit or loss designated as upon initial recognition

The cumulative gain or loss realized as a result of the derecognition of financial liabilities designated as at fair value through profit or loss that is presented in other comprehensive income and transferred within equity is 4 million (after income tax expense) Won for the year ended December 31, 2018.